DocumentAndEntityInformation	Jul. 31, 2026
Document Information Line Items
Entity Central Index Key	0001133416
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	GALECTIN THERAPEUTICS INC
Entity Incorporation, State or Country Code	NV
Entity File Number	001-31791
Entity Tax Identification Number	04-3562325
Entity Address, Address Line One	4960 PEACHTREE INDUSTRIAL BOULEVARD
Entity Address, Address Line Two	STE 240
Entity Address, City or Town	NORCROSS
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30071
City Area Code	678
Local Phone Number	620-3186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 par value per share
Trading Symbol	GALT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false